Revenue disaggregation and segmental analysis	12 Months Ended
Mar. 31, 2025
Revenue disaggregation and segmental analysis
Revenue disaggregation and segmental analysis

2. Revenue disaggregation and segmental analysis
The Group’s businesses are managed on a geographical basis. Selected financial data is presented on this basis below.
Accounting policies
Revenue
When the Group enters into an agreement with a customer, goods and services deliverable under the contract are identified as separate performance obligations (‘obligations’) to the extent that the customer can benefit from the goods or services on their own and that the separate goods and services are considered distinct from other goods and services in the agreement. Where individual goods and services do not meet the criteria to be identified as separate obligations they are aggregated with other goods and/or services in the agreement until a separate obligation is identified. The obligations identified will depend on the nature of individual customer contracts, but might typically be separately identified for mobile handsets, other equipment such as set-top
boxes and routers provided to customers and services provided to customers such as mobile and fixed line communication services. The Group’s digital services and Internet of Things (‘IoT’) customer offers typically include separate obligations for communications services, as well as equipment and software or software as a service (‘SaaS’). Where goods and services have a functional dependency (for example, a fixed line router can only be used with the Group’s services) this does not, in isolation, prevent those goods or services from being assessed as separate obligations. Activities relating to connecting customers to the Group’s network for the future provision of services are not considered to meet the criteria to be recognised as obligations except to the extent that the control of related equipment passes to customers.
The Group determines the transaction price to which it expects to be entitled in return for providing the promised obligations to the customer based on the committed contractual amounts, net of sales taxes and discounts. Where indirect channel dealers, such as retailers, acquire customer contracts on behalf of the Group and receive commission, any commissions that the dealer is compelled to use to fund discounts or other incentives to the customer are treated as payments to the customer when determining the transaction price and consequently are not included in contract acquisition costs.
The transaction price is allocated between the identified obligations according to the relative standalone selling prices of the obligations. The standalone selling price of each obligation deliverable in the contract is determined according to the prices that the Group would achieve by selling the same goods and/or services included in the obligation to a similar customer on a standalone basis; where standalone selling prices are not directly observable, estimation techniques are used maximising the use of external inputs. See ‘Critical accounting judgements and key sources of estimation uncertainty’ in note 1 ‘Basis of preparation’ for details. Revenue is recognised when the respective obligations in the contract are delivered to the customer and cash collection is considered probable. Revenue for the provision of services, such as mobile airtime, fixed line broadband, other communications services and SaaS, is recognised when the Group provides the related service during the agreed service period.
Revenue for device sales to end customers is generally recognised when the device is delivered to the end customer. For device sales made to intermediaries such as indirect channel dealers, revenue is recognised if control of the device has transferred to the intermediary and the intermediary has no right to return the device to receive a refund; otherwise revenue recognition is deferred until sale of the device to an end customer by the intermediary or the expiry of any right of return.
Where refunds are issued to customers they are deducted from revenue in the relevant service period.
When the Group has control of goods or services prior to delivery to a customer, then the Group is the principal in the sale to the customer. As a principal, receipts from, and payments to, suppliers are reported on a gross basis in revenue and operating costs. If another party has control of goods or services prior to transfer to a customer, then the Group is acting as an agent for the other party and revenue in respect of the relevant obligations is recognised net of any related payments to the supplier and recognised revenue represents the margin earned by the Group. See ‘Critical accounting judgements and key sources of estimation uncertainty’ in note 1 ‘Basis of preparation’ for details.
Customers typically pay in advance for prepay mobile services and monthly for other communication services. Customers typically pay for handsets and other equipment either up-front
at the time of sale or over the term of the related service agreement.
When revenue recognised in respect of a customer contract exceeds amounts received or receivable from a customer at that time a contract asset is recognised; contract assets will typically be recognised for handsets or other equipment provided to customers where payment is recovered by the Group via future service fees. Once the amount receivable becomes conditional only on the passage of time, the contract asset becomes a trade receivable (see note 14 ‘Trade and other receivables’). If amounts received or receivable from a customer exceed revenue recognised for a contract, for example if the Group receives an advance payment from a customer, a contract liability is recognised.
When contract assets or liabilities are recognised, a financing component may exist in the contract; this is typically the case when a handset or other equipment is provided to a customer up-front
but payment is received over the term of the related service agreement, in which case the customer is deemed to have received financing. If a significant financing component is provided to the customer, the transaction price is reduced and interest revenue is recognised over the customer’s payment period using an interest rate reflecting the relevant central bank rates and customer credit risk.
Contract-related costs
When costs directly relating to a specific contract are incurred prior to recognising revenue for a related obligation, and those costs enhance the ability of the Group to deliver an obligation and are expected to be recovered, then those costs are recognised in the consolidated statement of financial position as fulfilment costs and are recognised as expenses in line with the recognition of revenue when the related obligation is delivered.
The direct and incremental costs of acquiring a contract including, for example, certain commissions payable to staff or agents for acquiring customers on behalf of the Group, are recognised as contract acquisition cost assets in the consolidated statement of financial position when the related payment obligation is recorded. Costs are recognised as an expense in line with the recognition of the related revenue that is expected to be earned by the Group; typically this is over the customer contract period as new commissions are payable on contract renewal. Certain amounts payable to agents are deducted from revenue recognised (see above).

Segmental analysis
The Group’s operating segments are established on the basis of those components of the Group that are evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Group has determined the chief operating decision maker to be its Chief Executive. The Group has a single group of similar services and products, being the supply of communications services and related products.
Revenue is attributed to a country based on the location of the Group company reporting the revenue. Transactions between operating segments are charged at arm’s-length
prices.
The operating segments for Germany, UK, Türkiye and Africa are individually material for the Group and are each reporting segments for which certain financial information is provided. The aggregation of smaller operating segments into the Other Europe reporting segment reflects, in the opinion of management, the similar local market economic characteristics and regulatory environments for each of those operating segments as well as the similar products and services sold and comparable classes of customers. The Other Europe reporting segment (Albania, Czech Republic, Greece, Ireland, Portugal and Romania) largely reflects countries with membership or a close association with the European Union. Common Functions is a separate reporting segment and comprises activities which are undertaken primarily in central Group entities that do not meet the criteria for aggregation with other reporting segments.
In October 2023 and March 2024, the Group announced the planned disposals of Vodafone Spain and Vodafone Italy, respectively. Consequently, Vodafone Spain and Vodafone Italy were classified as discontinued operations in the year ended 31 March 2024 and ceased to be reporting segments of the Group. The disposals completed on 31 May 2024 and 31 December 2024, respectively.
Adjusted EBITDAaL is the Group’s measure of segment profit. A reconciliation of adjusted EBITDAaL, which excludes discontinued operations, to the Group’s profit or loss before taxation for the financial year is shown below.

	2025 €m	2024 € m	2023 € m
Adjusted EBITDAaL	10,932	11,019	12,424

Restructuring costs	(164)	(703)	(538)

Interest on lease liabilities	488	440	355

Loss on disposal of property, plant and equipment and intangible assets	(25)	(34)	(41)

Depreciation and amortisation on owned assets	(7,569)	(7,397)	(7,520)

Share of results of equity accounted associates and joint ventures	(123)	(96)	433

Impairment (charge)/reversal	(4,515)	64	(64)

Other income	565	372	9,402

Operating (loss)/profit	(411)	3,665	14,451

Investment income	864	581	232

Finance costs	(1,931)	(2,626)	(1,609)

(Loss)/profit before taxation	(1,478)	1,620	13,074
Revenue disaggregation and segmental income statement analysis
Revenue reported for the year includes revenue from contracts with customers, comprising service and equipment revenue, as well as other revenue items including revenue from leases and interest revenue arising from transactions with a significant financing component.
The table below presents Revenue and Adjusted EBITDAaL for the years ended 31 March 2025 and 31 March 2024.

31 March 2025	Service revenue € m	Equipment revenue € m	Revenue from contracts with customers € m	Other revenue 1 € m	Interest revenue € m	Total segment revenue € m	Adjusted EBITDAaL € m

Germany	10,876	942	11,818	345	17	12,180	4,384

UK	5,887	1,109	6,996	14	59	7,069	1,558

Other Europe	4,805	761	5,566	108	20	5,694	1,510

Türkiye	2,484	595	3,079	7	–	3,086	842

Africa	6,172	1,113	7,285	472	34	7,791	2,593

Common Functions 2	663	57	720	1,097	–	1,817	45

Eliminations	(129)	–	(129)	(60)	–	(189)	–

Group	30,758	4,577	35,335	1,983	130	37,448	10,932

31 March 2024	Service revenue € m	Equipment revenue € m	Revenue from contracts with customers € m	Other revenue 1 € m	Interest revenue € m	Total segment revenue € m	Adjusted EBITDAaL € m

Germany	11,453	1,132	12,585	357	15	12,957	5,017

UK	5,631	1,111	6,742	54	41	6,837	1,408

Other Europe	4,722	665	5,387	102	15	5,504	1,516

Türkiye	1,746	609	2,355	7	–	2,362	510

Africa	5,951	1,030	6,981	409	30	7,420	2,539

Common Functions 2	559	49	608	1,256	–	1,864	29

Eliminations	(150)	(1)	(151)	(76)	–	(227)	–

Group	29,912	4,595	34,507	2,109	101	36,717	11,019
Notes:

1.	Other revenue includes lease revenue recognised un d er IFRS 16 ‘Leases’ (see note 20 ‘Leases’).

2.	Comprises central teams and business functions.

The table below presents Revenue and Adjusted EBITDAaL for the comparative year ended 31 March 2023.

31 March 2023	Service revenue € m	Equipment revenue € m	Revenue from contracts with customers € m	Other revenue 1 € m	Interest revenue € m	Total segment revenue € m	Adjusted EBITDAaL € m

Germany	11,433	1,313	12,746	350	17	13,113	5,323

UK	5,358	1,375	6,733	58	33	6,824	1,350

Other Europe 2	5,005	602	5,607	117	20	5,744	1,632

Türkiye 3	1,593	475	2,068	4	–	2,072	424

Africa	6,556	1,089	7,645	403	28	8,076	2,880

Vantage Towers	–	–	–	1,338	–	1,338	795

Common Functions 4	530	47	577	1,191	–	1,768	20

Eliminations	(157)	(1)	(158)	(1,105)	–	(1,263)	–

Group	30,318	4,900	35,218	2,356	98	37,672	12,424
Notes:

1.	Other revenue includes lease revenue recog ni sed under IFRS 16 ‘Le ase s’ (see note 20 ‘Leases’).

2.	Includes the results of Vodafone Hungary which, as previously r epor ted, was sold in January 2023.

3.	Includes the results of Vodafone Ghana which, as previously reported, was sold in February 2023.

4.	Comprises central teams and business functions.
The total future revenue from the remaining term of Group’s contracts with customers for performance obligations not yet delivered to those customers at 31 March 2025 is
€
17,297 million (2024:
€
16,577 million; 2023:
€
16,354 million); of which
€
10,812 million (2024:
€
10,488 million; 2023:
€
10,324 million) is expected to be recognised within the next year and the majority of the remaining amount in the following 12 months.
Segmental assets
The tables below present the segmental assets at 31 March 2025, 31 March 2024 and 31 March 2023.

31 March 2025	Non-current assets 1 € m	Capital additions 2 € m	Right-of-use asset additions € m	Other additions to intangible assets 3 € m	Depreciation and amortisation € m	Impairment charge 4 € m

Germany	37,621	2,482	1,127	–	4,536	4,350

UK	7,904	926	2,157	48	1,908	–

Other Europe	7,304	857	474	26	1,472	165

Türkiye	2,059	447	187	–	681	–

Africa	6,981	1,039	499	162	1,129	–

Common Functions	2,281	1,142	212	–	1,078	–

Group	64,150	6,893	4,656	236	10,804	4,515

31 March 2024	Non-current assets 1 € m	Capital additions 2 € m	Right-of-use asset additions € m	Other additions to intangible assets 3 € m	Depreciation and amortisation € m	Impairment reversal 4 € m

Germany	42,931	2,565	1,045	–	4,543	–

UK	6,863	878	957	–	1,733	–

Other Europe	7,564	862	442	–	1,447	–

Türkiye	1,644	320	160	120	537	(64)

Africa	6,377	1,005	296	163	1,184	–

Common Functions	1,972	782	203	–	970	–

Group	67,351	6,412	3,103	283	10,414	(64)

31 March 2023	Non-current assets 1 € m	Capital additions 2 € m	Right-of-use asset additions € m	Other additions to intangible assets 3 € m	Depreciation and amortisation € m	Impairment charge 4 € m

Germany	43,878	2,701	2,145	2	4,154	–

Italy	10,235	833	916	5	–	–

UK	6,629	892	1,639	–	1,562	–

Spain	6,331	565	742	8	–	–

Other Europe	7,815	927	1,104	151	1,363	–

Türkiye	1,502	235	150	9	546	64

Africa	6,796	1,122	246	264	1,311	–

Vantage Towers	–	551	318	–	326	–

Common Functions	2,013	839	127	–	993	–

Group	85,199	8,665	7,387	439	10,255	64
Notes:

1.	Comprises goodwill, other intangible assets and property, plant and equipment.

2.	Includes additions to: (i) property, plant and equipment (excluding right-of-use assets) and (ii) computer software, development costs and identifiable wavelengths, reported within Intangible assets.

3.	Includes additions to licences and spectrum and customer base acquisitions.

4.	See note 4 ‘Impairment losses’ for more information.